Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions
Related Party Transactions

Note 7 - Related Party Transactions

In 2021, the Company entered into an agreement to fabricate and manufacture the AIRSCWO systems with Merrell Bros. Holding Company. As part of the agreement, the Company appointed Terry Merrell to its board of directors. As of March 31, 2022, Merrell Bros. or their affiliates own stock in excess of 5% of the outstanding common stock.  As of March 31, 2022, the Company had $50,000 in related party expenses related to the manufacturing of the AIRSCWO systems.

Note 7 - Related Party Transactions

At December 31, 2021 and 2020, the Company has due $0 and 15,108, respectively, of advances received from stockholders of the Company for working capital. There is no formal agreement, these advances are non-interest bearing and due on demand. During the years ended December 31, 2021 and 2020, stockholders advanced $0 and 2,053 respectively, for working capital needs. Advancements were fully paid in fiscal year 2021.

Our previous CFO John L Hofmann is a member of the accounting firm Kabat, Schertzer, De La Torre, Taraboulos & Co, LLC (“KSDT”). The Company paid $43,205 and $0 to KSDT for its services in the year ended December 31, 2021 and 2020, respectively, and $0 of services rendered remain unpaid as of December 31, 2021.

Additionally, the Company entered into an agreement to fabricate and manufacture the units with Merrell Bros. Holding Company. As part of the agreement, the Company provided Terry Merrell a board of director position. As of December 31, 2021, Merrell Bros. own stock in excess of 5% of the outstanding common stock.